Derivative financial instruments	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Derivative financial instruments

20	Derivative financial instruments
Customer liabilities
Customer liabilities relate to timing differences of revenue recognition as discussed in note 2.4. The fair value of customer liabilities are further discussed in note 26.
Funding and option arrangements
Option to purchase additional percentage of T and W Holdings Proprietary Limited
On May 17, 2024, the Group entered into call option agreements to purchase additional shares in T and W Holdings Proprietary Limited ("T and W") in order to obtain a 51% and a 75% interest in the company respectively. The Group did not control T and W at December 31, 2024. The fair value of this option at December 31, 2024 was €0.3 million and a gain of €0.3 million was recognized in the Statement of Profit or Loss relating to this option.
The first option exercise period commences on May 1, 2026 and expires after 30 business days and the second option exercise period commences on November 1, 2027. If the option is not exercised during the initial period, an additional option exercise period commences on May 1, 2027 and November 1, 2028 respectively and expires after 30 business days.
Option to sell B2B Division of DGC
As discussed in note 19, in 2022 the Group granted a call option to Games Global to purchase the B2B Division of DGC for $10 million, adjusted for revenues earned and operating expenses incurred by the B2B Division. The option was set to expire on June 30, 2024 and was exercised on February 1, 2024 at which time the consideration was agreed at $12.9 million (€12.0 million). The fair value of this option at February 1, 2024 was €56.5 million (December 31, 2023: €42.6 million) and a loss of €13.1 million (2023: €28.6 million) (2022: €15.1 million) was recognized in the Statement of Profit or Loss relating to this option.

20	Derivative financial instruments (continued)
Option to purchase remaining percentage in SportCC
As discussed in note 4, the Group entered into a put and call option agreement to purchase the remaining 25% of the outstanding shares of SportCC for £1.9 million. The exercise period commences on August 1, 2025 and expires 90 calendar dates after the commencement date. The fair value of this option at December 31, 2024 was €2.2 million (2023: €2.1 million) and a loss of €0.1 million was recognized in the Statement of Profit or Loss relating to this option.
Option to purchase Verno Holdings Limited
In 2021, the Group entered into a call option to purchase shares in Verno Holdings Limited, which was exercised in 2022. A gain of €21.4 million was recognized in the Statement of Profit or Loss relating to this option in 2022.